RELATED PARTY TRANSACTIONS - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Wong Kung Tok [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Proceeds from borrowings, classified as financing activities	¥ 35,057,000	¥ 35,057,000
Sound Treasure Limited [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Borrowings	1,160,000	1,160,000	$ 167,000	$ 167,000
Alex Ng [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Borrowings	¥ 131,000,000	¥ 131,000,000	$ 20,000,000	$ 20,000,000